COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.1%
COMMODITY FUNDS	14.4%
DIVERSIFIED COMMODITY FUNDS	6.8%
Adams Natural Resources Fund, Inc.		175,985	$4,086,372
PIMCO Dynamic Income Strategy Fund		804,173	18,970,441

			23,056,813

SINGLE COMMODITY FUNDS	7.6%
Sprott Physical Gold & Silver Trust (Canada)(a)		510,497	12,502,072
Sprott Physical Gold Trust (Canada)(a)		492,155	10,030,119
Sprott Physical Silver Trust (Canada)(a)		308,145	3,220,115

			25,752,306

TOTAL COMMODITY FUNDS			48,809,119

EQUITY FUNDS	43.1%
GLOBAL EQUITY FUNDS	0.3%
abrdn Total Dynamic Dividend Fund		45,976	418,382
Gabelli Multimedia Trust, Inc.		157,549	776,716

			1,195,098

GLOBAL HYBRID FUNDS	9.9%
BlackRock Capital Allocation Term Trust		444,148	7,306,235
BlackRock ESG Capital Allocation Term Trust		632,092	11,213,312
Calamos Long/Short Equity & Dynamic Income Trust		150,854	2,366,899
Guggenheim Active Allocation Fund		597,300	9,885,315
Thornburg Income Builder Opportunities Trust		150,323	2,672,743

			33,444,504

MLP FUNDS	0.9%
Kayne Anderson Energy Infrastructure Fund		16,000	176,000
Neuberger Berman Energy Infrastructure & Income Fund, Inc.		262,000	2,148,400
Tortoise Energy Infrastructure Corp.		16,000	628,000
Tortoise Midstream Energy Fund, Inc.		3,000	142,590

			3,094,990

OPTION INCOME FUNDS	8.6%
BlackRock Enhanced Capital & Income Fund, Inc.		102,853	2,025,175
BlackRock Enhanced Equity Dividend Trust		20,000	173,000
Eaton Vance Enhanced Equity Income Fund II		226,914	4,924,034
Eaton Vance Risk-Managed Diversified Equity Income Fund		442,446	4,074,928
Eaton Vance Tax-Managed Diversified Equity Income Fund		315,617	4,623,789
Eaton Vance Tax-Managed Buy-Write Income Fund		154,963	2,236,116
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		209,931	2,897,048
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		939,977	8,196,599

			29,150,689

REAL ESTATE, INCLUDING REITS FUNDS	0.6%
Nuveen Real Asset Income & Growth Fund		137,846	1,884,355

US GENERAL EQUITY FUNDS	19.3%
Adams Diversified Equity Fund, Inc.		971,864	20,953,388
Cornerstone Strategic Value Fund, Inc.		539,000	4,139,520
Eaton Vance Tax-Advantaged Dividend Income Fund		334,333	8,254,682
Eaton Vance Tax-Advantaged Global Dividend Income Fund		210,868	4,099,274
Gabelli Dividend & Income Trust		178,886	4,373,763
Gabelli Equity Trust, Inc.		743,640	4,082,584
General American Investors Co., Inc.		185,323	9,935,166
Neuberger Berman Next Generation Connectivity Fund, Inc.		80,000	1,026,400
Nuveen Core Equity Alpha Fund		16,585	254,911
Royce Micro-Cap Trust, Inc.		30,884	296,795
Royce Small-Cap Trust, Inc.		143,821	2,257,990
SRH Total Return Fund, Inc.		355,158	5,611,496

			65,285,969

		Shares	Value
US SECTOR EQUITY FUNDS	1.1%
abrdn Healthcare Opportunities Fund		71,845	$1,586,338
abrdn Healthcare Investors		107,573	2,003,009

			3,589,347

UTILITIES FUNDS	2.4%
abrdn Global Infrastructure Income Fund		66,000	1,333,860
DNP Select Income Fund, Inc.		176,323	1,770,283
Duff & Phelps Utility & Infrastructure Fund, Inc.		216,271	2,539,021
NYLI CBRE Global Infrastructure Megatrends Term Fund		169,391	2,525,620

			8,168,784

TOTAL EQUITY FUNDS			145,813,736

FIXED INCOME FUNDS	21.0%
BANK LOAN FUNDS	2.5%
Ares Dynamic Credit Allocation Fund, Inc.		72,481	1,107,510
BlackRock Floating Rate Income Trust		103,470	1,338,902
Blackstone Long-Short Credit Income Fund		164,996	2,110,299
Eaton Vance Floating-Rate Income Trust		101,240	1,303,971
Eaton Vance Senior Floating-Rate Trust		193,258	2,464,039

			8,324,721

GLOBAL INCOME FUNDS	9.2%
MFS Multimarket Income Trust		144,209	702,298
PIMCO Access Income Fund		512,498	8,522,842
PIMCO Dynamic Income Fund		496,195	10,057,873
PIMCO Dynamic Income Opportunities Fund		745,280	10,523,353
Western Asset Diversified Income Fund		94,090	1,475,331

			31,281,697

HIGH YIELD BOND FUNDS	0.9%
PGIM Global High Yield Fund, Inc.		133,752	1,709,351
Western Asset High Income Fund II, Inc.		315,000	1,420,650

			3,130,001

PREFERRED STOCK FUNDS	3.7%
First Trust Intermediate Duration Preferred & Income Fund		55,821	1,090,184
Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.		105,100	2,259,650
Flaherty & Crumrine Preferred & Income Securities Fund		166,755	2,736,450
John Hancock Premium Dividend Fund		301,061	3,980,026
Nuveen Preferred & Income Opportunities Fund		320,490	2,586,354

			12,652,664

US HIGH YIELD BOND FUNDS	2.3%
Allspring Income Opportunities Fund		103,646	738,996
Barings Global Short Duration High Yield Fund		91,674	1,391,611
BlackRock Debt Strategies Fund, Inc.		10,664	117,624
High Income Securities Fund		250,000	1,707,500
PGIM High Yield Bond Fund, Inc.		115,895	1,615,576
PGIM Short Duration High Yield Opportunities Fund		134,450	2,248,004

			7,819,311

US MULTI SECTOR BOND FUNDS	2.4%
Guggenheim Strategic Opportunities Fund		409,789	6,458,275
PIMCO High Income Fund		318,038	1,590,190

			8,048,465

TOTAL FIXED INCOME FUNDS			71,256,859

MUNICIPAL FUNDS	6.6%
DIVERSIFIED MUNICIPAL BOND FUNDS	4.8%
BlackRock MuniHoldings Fund, Inc.		60,447	764,655
BlackRock MuniVest Fund, Inc.		207,225	1,574,910
BlackRock MuniYield Fund, Inc.		48,315	552,240
BlackRock MuniYield Quality Fund III, Inc.		166,757	2,001,084
BlackRock MuniYield Quality Fund, Inc.		25,385	332,797

		Shares	Value
DWS Municipal Income Trust		60,000	$598,200
Eaton Vance Municipal Bond Fund		44,732	481,316
Neuberger Berman Municipal Fund, Inc.		181,982	2,021,820
Nuveen AMT-Free Quality Municipal Income Fund		275,711	3,300,261
Nuveen Municipal Value Fund, Inc.		150,880	1,360,938
Nuveen Quality Municipal Income Fund		249,123	3,084,143
Putnam Municipal Opportunities Trust		14,200	154,780
Western Asset Managed Municipals Fund, Inc.		8,000	86,720

			16,313,864

HIGH YIELD MUNICIPAL BOND FUNDS	1.8%
BNY Mellon Strategic Municipals, Inc.		30,000	195,300
Nuveen AMT-Free Municipal Credit Income Fund		227,778	3,049,947
Nuveen Municipal Credit Income Fund		222,060	2,908,986

			6,154,233

TOTAL MUNICIPAL FUNDS			22,468,097

TOTAL CLOSED-END FUNDS (Identified cost—$256,062,140)			288,347,811

COMMON STOCK	3.7%
COMMUNICATION SERVICES	0.0%
Reddit, Inc., Class A(a)		1,000	65,920

FINANCIALS	1.5%
Berkshire Hathaway, Inc., Class B(a)		10,507	4,835,952
Bowhead Specialty Holdings, Inc.(a)		12,000	336,120

			5,172,072

HEALTH CARE	1.4%
Concentra Group Holdings Parent, Inc.(a)		130,000	2,906,800
Tempus AI, Inc.(a)		13,000	735,800
Waystar Holding Corp.(a)		45,000	1,255,050

			4,897,650

INDUSTRIALS	0.7%
UL Solutions, Inc., Class A		45,000	2,218,500

INFORMATION TECHNOLOGY	0.1%
Astera Labs, Inc.(a)		1,500	78,585
Rubrik, Inc., Class A(a)		4,000	128,600

			207,185

TOTAL COMMON STOCK (Identified cost—$9,105,194)			12,561,327

EXCHANGE-TRADED FUNDS	9.1%
COMMODITY FUNDS	1.9%
DIVERSIFIED COMMODITY FUNDS	0.2%
Global X Copper Miners ETF		11,000	519,970

SINGLE COMMODITY FUNDS	1.7%
SPDR Gold Shares(a)		23,675	5,754,446

TOTAL COMMODITY FUNDS			6,274,416

EQUITY FUNDS	7.2%
MLP FUNDS	1.0%
FT Energy Income Partners Enhanced Income ETF		186,937	3,617,231

US GENERAL EQUITY FUNDS	6.2%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		54,926	2,862,194
Invesco S&P 500 Equal Weight ETF		24,223	4,339,793
iShares Russell 1000 Value ETF		7,719	1,465,066
Pacer U.S. Cash Cows 100 ETF		56,609	3,273,698
SPDR S&P 500 ETF Trust		8,047	4,617,047

		Shares	Value
Vanguard S&P 500 ETF		8,132	$4,291,012

			20,848,810

TOTAL EQUITY FUNDS			24,466,041

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$21,245,627)			30,740,457

INTERVAL FUNDS—FIXED INCOME FUNDS—BANK LOAN FUNDS	0.1%
Invesco Dynamic Credit Opportunity Fund, Class AX(b)		16,476	180,742

TOTAL INTERVAL FUNDS (Identified cost—$184,863)			180,742

SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(c)		1,384,900	1,384,900
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(c)		4,891,668	4,891,668

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,276,568)			6,276,568

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$292,874,392)	99.8%		338,106,905
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		517,972

NET ASSETS (Equivalent to $12.26 per share based on 27,627,007 shares of common stock outstanding)	100.0%		$338,624,877

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(c)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$288,347,811	$—	$—	$288,347,811
Common Stock	12,561,327	—	—	12,561,327
Exchange-Traded Funds	30,740,457	—	—	30,740,457
Short-Term Investments	—	6,276,568	—	6,276,568

Subtotal(a)	331,649,595	6,276,568	—	337,926,163

Investments Valued at NAV(b)	—	—	—	180,742

Total Investments in Securities(a)	$331,649,595	$6,276,568	$—	$338,106,905

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of September 30, 2024, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.